Intangible Assets - Schedule of Intangible Assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets		R$ 1,138,811	R$ 927,414	R$ 768,747
Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	1,005,142	774,562	620,043
Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		47,098	43,435	32,606
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		20,604	30,065	23,362
Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	15,447	28,832	42,216
Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	50,520	50,520	R$ 50,520
Trademarks and patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets
Value at cost [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		2,042,057	1,426,852
Value at cost [Member] | Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	1,612,816	1,115,970
Value at cost [Member] | Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		248,789	130,948
Value at cost [Member] | Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		63,008	62,390
Value at cost [Member] | Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	66,924	66,924
Value at cost [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	50,520	50,520
Value at cost [Member] | Trademarks and patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets			100
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(902,494)	(498,586)
Accumulated Amortization [Member] | Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]	(607,674)	(341,408)
Accumulated Amortization [Member] | Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(201,563)	(87,385)
Accumulated Amortization [Member] | Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(41,780)	(31,701)
Accumulated Amortization [Member] | Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]	(51,477)	(38,092)
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]
Accumulated Amortization [Member] | Trademarks and patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets
Accumulated Impairment [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(752)	(852)
Accumulated Impairment [Member] | Internally/Externally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[1]
Accumulated Impairment [Member] | Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(128)	(128)
Accumulated Impairment [Member] | Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets		(624)	(624)
Accumulated Impairment [Member] | Software acquired through business combination [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]
Accumulated Impairment [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	[2]
Accumulated Impairment [Member] | Trademarks and patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets			R$ (100)

[1]	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.
[2]	Additions through business combination and common control transactions.